Schedule of Fair Value of Assets and Liabilities Measured on Recurring Basis (Details) - USD ($) $ in Thousands	Jun. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Platform Operator, Crypto-Asset [Line Items]
Warrant liability		$ 180
Fair Value, Inputs, Level 1 [Member]
Platform Operator, Crypto-Asset [Line Items]
Warrant liability
Fair Value, Inputs, Level 2 [Member]
Platform Operator, Crypto-Asset [Line Items]
Warrant liability
Fair Value, Inputs, Level 3 [Member]
Platform Operator, Crypto-Asset [Line Items]
Warrant liability		$ 180